Post-retirement pension and other defined benefit schemes - Assumptions (Details) - Y	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Post-retirement benefits
Retirement age used in life expectancy assumption	65 years
UK defined benefit plans
Post-retirement benefits
Inflation assumption (as a percent)	2.80%	3.20%
Rate of increase in pensions in payment (as a percent)	2.70%	3.00%
Discount rate - defined benefit obligation (as a percent)	5.50%	5.50%
Discount rate - interest cost	5.10%	5.40%
Discount rate - service cost	5.70%	5.50%
Weighted average duration of defined benefit obligation	10 years
Initial rate of improvement	0.50%
Mortality projections model, H parameter	1
Mortality projections model, SK parameter	7
Long-term improvement rate	1.00%
Average age at which members are expected to transfer out of plan	59	57
Percentage of members assumed to transfer out	15.00%	15.00%
UK defined benefit plans | Life expectancy assumptions at age 65 for male members retiring currently
Post-retirement benefits
Life expectancy assumption	23 years	22 years 1 month 6 days
UK defined benefit plans | Life expectancy assumptions at age 65 for male members expected to retire in twenty-years
Post-retirement benefits
Life expectancy assumption	24 years 3 months 18 days	23 years 1 month 6 days
UK defined benefit plans | Life expectancy assumptions at age 65 for female members retiring currently
Post-retirement benefits
Life expectancy assumption	24 years 2 months 12 days	23 years 8 months 12 days
UK defined benefit plans | Life expectancy assumptions at age 65 for female members expected to retire in twenty-years
Post-retirement benefits
Life expectancy assumption	25 years 7 months 6 days	24 years 9 months 18 days
SWEDEN
Post-retirement benefits
Inflation assumption (as a percent)	1.70%	1.80%
Rate of increase in salaries (as a percent)	3.20%	3.30%
Rate of increase in pensions in payment (as a percent)	1.70%	1.80%
Discount rate - defined benefit obligation (as a percent)	3.80%	3.50%
Discount rate - interest cost	3.60%	3.40%
Discount rate - service cost	3.90%	3.50%
Weighted average duration of defined benefit obligation	16 years
SWEDEN | Life expectancy assumptions at age 65 for male members retiring currently
Post-retirement benefits
Life expectancy assumption	22 years 9 months 18 days	21 years 9 months 18 days
SWEDEN | Life expectancy assumptions at age 65 for male members expected to retire in twenty-years
Post-retirement benefits
Life expectancy assumption	24 years 3 months 18 days	24 years 1 month 6 days
SWEDEN | Life expectancy assumptions at age 65 for female members retiring currently
Post-retirement benefits
Life expectancy assumption	24 years 4 months 24 days	23 years 10 months 24 days
SWEDEN | Life expectancy assumptions at age 65 for female members expected to retire in twenty-years
Post-retirement benefits
Life expectancy assumption	25 years 3 months 18 days	26 years 3 months 18 days
Rest of Group
Post-retirement benefits
Inflation assumption (as a percent)	2.00%	2.10%
Rate of increase in salaries (as a percent)	3.50%	3.60%
Rate of increase in pensions in payment (as a percent)	2.00%	2.10%
Discount rate - defined benefit obligation (as a percent)	4.30%	3.50%
Discount rate - interest cost	3.90%	3.50%
Discount rate - service cost	4.50%	3.50%
Weighted average duration of defined benefit obligation	12 years